COMMITMENTS AND CONTINGIENCIES (Details)	Jun. 30, 2016 USD ($)
Commitments And Contingencies [Line Items]
2017	$ 29,308
2018	29,308
2019	29,308
2020	29,308
2021	$ 24,423